United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2007

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2007

(Unaudited)

                                            Shares   Cost    Value

Domestic Common Stocks – 69.07%

  Building Materials – 2.72%

    Craftmade Intl. (CRFT)                   1,200  $22,740  $21,444

  Computer Equipment – 3.07%

    Dell (DELL)*                             1,000   26,048   24,220

  Consumer Durables – 10.18%

    Stanley Furniture (STLY)                   770   17,592  16,493

    Harley Davidson (HOG)                      300   14,696  20,481

    La-Z-Boy Incorporated (LZB)              1,200   13,174  15,456

    Marine Products (MPX)                    2,850   30,959  28,016

                                                     76,421  80,446

  Credit Agency – 4.22%

    Federal Agricultural Mortgage

      (Class C – non-voting) (AGM)           1,200   20,194  33,324

  Diversified Holding Companies – 9.29%

    Berkshire Hathaway, Inc. Class B (BRK.B)*   20   57,549  73,346

  Energy Exploration Services – 3.30%

    Dawson Geophysical (DWSN)*                 750   21,828  26,047

  Financial Services – 3.12%

    H&R Block (HRB)                          1,000   21,391  24,620

  Healthcare Products – 7.24%

    Johnson & Johnson (JNJ)                    500   29,226  33,400

    Utah Medical Devices (UTMD)                700   13,278  23,779

                                                     42,504  57,179

  Healthcare Services – 3.26%

    Coventry Healthcare (CVH)*                 500   23,981  25,775

  Homebuilders – 2.15%

    Levitt Corp. (LEV)                       1,200   14,716  16,992

  Industrial Equipment – 6.37%

    Middleby Corp. (MIDD)*                     450   21,378  50,301

  Industrial Supply – 3.09%

    Lawson Products (LAWS)                     550   17,556  24,415

  Retail – 3.66%

    Autozone (AZO)*                            230   19,418  28,895

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2007

(Unaudited)

  Textiles & Apparel – 7.40%

    Kenneth Cole Productions (KCP)             550   14,872  13,024

    Lakeland Industries (LAKE)*              1,452   19,670  21,301

    Timberland (TBL)*                          800   22,536  24,136

                                                     57,078  58,461

            Total Domestic Common Stocks            428,087 545,465

Foreign Common Stocks – 11.82%

  Canada – 3.80%

    Oil and Gas Production – 3.80%

  Canadian Natural Resources ADR (CNQ)       600   31,487  30,012

  Netherlands – 3.55%

    Consumer staples – 3.55%

    Unilever NV ADR (UN)                     1,050   20,101  28,025

  South Korea – 4.47%

    Steel – 4.47%

    POSCO ADR (PKX)                            400   16,860  35,272

      Total Foreign Common Stocks                    68,447  93,309

Total investments – 80.89%                         $511,250 638,774

Other assets in excess of liabilities – 19.11%              150,953

Net assets - 100%                                           $789,727

* Non-income producing (does not normally pay dividends).

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Blankinship Funds, Inc.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President

Date       March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                   /s/ Rex Blankinship

                                                          Rex Blankinship, President and Treasurer

Date       March 19, 2007